Property and Equipment - Additional Information (Detail) ₱ in Millions	12 Months Ended			24 Months Ended		48 Months Ended
	Dec. 31, 2024 PHP (₱) TelecomTower	Dec. 31, 2023 PHP (₱) TelecomTower	Dec. 31, 2022 PHP (₱) TelecomTower	Dec. 31, 2028 Site	Dec. 31, 2023 PHP (₱) TelecomTower Site	Dec. 31, 2030 Site
Disclosure of detailed information about property, plant and equipment [line items]
Interest capitalized to property and equipment	₱ 2,589	₱ 2,169	₱ 1,748
Average interest capitalization rate	5.00%	4.00%	4.00%
Net foreign exchange gain differences qualified as borrowing costs	₱ 686	₱ 195	₱ 351
Net book value	318,069	287,103	₱ 292,745		₱ 287,103
SPAs [Member] | Assets and Liabilities Classified as Held-for-Sale [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net book value	₱ 4,547	₱ 7,163			₱ 7,163
Smart and DMPI [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	6,726
Total consideration	₱ 87,319
Smart and DMPI [Member] | TowerCos [Member] | SPAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	7,569				7,569
Total consideration					₱ 98,309
Smart Inc [Member] | TowerCos [Member] | MSAs [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of sale of telecom towers | TelecomTower	356	1,705	4,665
Leaseback period of towers sold	10 years				10 years
Information about sale and leaseback transactions	The sale and leaseback with the TowerCos is complemented by a commitment to place service orders for a total of 1,220 Build-To-Suit, or BTS, sites within the next two to four years and 1,050 committed BTS sites within the next two to four years. Thus, total committed BTS sites with the TowerCos is 2,270 sites. The closing of the agreements is on a staggered basis depending on the satisfaction of closing conditions based on the number of towers transferred.
Number of committed build-to-suit sites | Site					2,270
Smart Inc [Member] | TowerCos [Member] | MSAs [Member] | Sale and Leaseback Transaction [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of commitment to place service orders of build-to-suit sites | Site				1,220		1,050